DESCRIPTION OF PLAN - Eligibility (Details) - 401(K) Plan	Nov. 15, 2025 age USD ($)	Nov. 14, 2025 USD ($) age
DESCRIPTION OF PLAN
Age for Plan eligibility | age	18	18
Minimum service period for Plan eligibility	6 months	6 months
Minimum service hours for Plan eligibility | $	500	1,000
Age for Employer Matching and Discretionary Employer contributions eligibility | age		21
Minimum service hours for Employer Matching and Discretionary Employer contributions eligibility | $		1,000